FAIR VALUE MEASUREMENTS (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Total	$ 1,222,124	$ 1,344,262
U.S. Treasury bills [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Marketable securities	162,308	50,004
Money Market Funds [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Cash equivalents	1,039,648	1,291,274
Foreign exchange contracts
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Foreign currency derivative contracts	20,168	2,984
Level 1 [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Total	1,201,956	1,341,278
Level 1 [Member] | U.S. Treasury bills [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Marketable securities	162,308	50,004
Level 1 [Member] | Money Market Funds [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Cash equivalents	1,039,648	1,291,274
Level 1 [Member] | Foreign exchange contracts
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Foreign currency derivative contracts	0	0
Level 2 [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Total	20,168	2,984
Level 2 [Member] | U.S. Treasury bills [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Marketable securities	0	0
Level 2 [Member] | Money Market Funds [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Cash equivalents	0	0
Level 2 [Member] | Foreign exchange contracts
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Foreign currency derivative contracts	$ 20,168	$ 2,984